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                              ING SERIES FUND, INC.
                          ING Aeltus Money Market Fund
                        ING Brokerage Cash Reserves Fund

                       Supplement dated November 15, 2004
               to the Class A, Class B, and Class C Prospectus and
              Class I Prospectus for ING Aeltus Money Market Fund
                        dated August 1, 2004 and to the
             Brokerage Cash Reserves Prospectus dated August 1, 2004

With respect to the Class A, Class B, and Class C Prospectus and the Class I Prospectus for ING Aeltus Money Market Fund:

   Effective immediately, the "ING Aeltus Money Market Fund" paragraph under the section entitled "ING Investment Management Co." on page 20 of the Class A, Class B and Class C Prospectus and page 16 of the Class I Prospectus is deleted in its entirety and replaced with the following:

        ING AELTUS MONEY MARKET FUND

        The Fund has been managed by a team of investment professionals led by David S. Yealy since November, 2004. Mr. Yealy joined ING IM in November 2004 and has over 18 years of investment experience. Prior to joining ING IM, he was a Managing Director with Trusco Capital Management ("Trusco") where he was responsible for over $9 billion of assets under management. Mr. Yealy joined Trusco in 1991 and during his 13-year tenure he was instrumental in the development and marketing of that firm's cash management business.

With respect to the Brokerage Cash Reserves Prospectus:

   Effective immediately, the last paragraph under the section entitled "Management of the Fund - Sub-Adviser" beginning at the end of page 5 of the Brokerage Cash Reserves Prospectus is deleted in its entirety and replaced with the following:

        The Fund has been managed by a team of investment professionals led by David S. Yealy since November, 2004. Mr. Yealy joined ING IM in November 2004 and has over 18 years of investment experience. Prior to joining ING IM, he was a Managing Director with Trusco Capital Management ("Trusco") where he was responsible for over $9 billion of assets under management. Mr. Yealy joined Trusco in 1991 and during his 13-year tenure he was instrumental in the development and marketing of that firm's cash management business.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE